FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 96,733	Rp 94,236
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	17,577	14,324
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	14,265	12,761
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	9,934	8,705
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	568	736
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Total financial liabilities	7,469	9,958
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	28,229	26,601
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	14,877	17,217
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Total financial liabilities	3,645	3,740
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 169	Rp 194